EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of Equity-Accounted Investments
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2019.

(MILLIONS)
Opening balance	$1,569
Acquisition	4
Share of net income	32
Share of other comprehensive income	(3)
Dividends received	(28)
Foreign exchange translation and other	2
Ending balance	$1,576
The following table summarizes gross revenues and net income of equity-accounted investments in aggregate:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Revenue	$356	$253	$715	$478
Net income (loss)	(9)	20	101	(12)
Share of net income(1)	—	6	32	6

(1)	Brookfield Renewable's ownership interest in these entities ranges from 14% to 50%.
The following table summarizes gross assets and liabilities of equity-accounted investments in aggregate at 100% to Brookfield Renewable:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Current assets	$669	$682
Property, plant and equipment	12,030	11,999
Other assets	581	608
Current liabilities	854	1,080
Non-recourse borrowings	6,133	6,078
Other liabilities	1,403	1,197